Sale Of Equipment Installment Receivables (Narrative) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Jun. 27, 2014	Dec. 31, 2014	Jun. 27, 2014	Dec. 31, 2013
Changes In Other Assets [Line Items]
Equipment installment sales - maximum installment period (in months)		0 years 30 months 0 days
Receivables sold during period (in millions)		$ 4,126
Cash proceeds from sale of receivables		2,528
Deferred purchase price recorded from sale of receivables		1,629
Deferred Purchase Price [Member]
Changes In Other Assets [Line Items]
Deferred purchase price recorded from sale of receivables		1,606
Finance Receivables [Member]
Changes In Other Assets [Line Items]
Equipment installment sales - maximum installment period (in months)		0 years 30 months 0 days
Equipment installment receivable - ending balance		4,265		921
Agreement Date - Sale of Equipment Installment Receivables	Jun. 27, 2014
Maximum amount expected to be funded at any given time (in millions)	2,000		2,000
Receivables sold during period (in millions)		4,707
Finance Receivables [Member] | Notes Receivable [Member]
Changes In Other Assets [Line Items]
Equipment installment receivable - ending balance		$ 2,514		$ 606